Gross Deferred Tax Assets and Gross Deferred Tax Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Allowance for loan losses	$ 753	$ 725
Deferred compensation	181	125
Impairment of operating lease	39	54
Writedown of securities	4
Restricted stock awards	12
Other	57	46
Alternative minimum tax carryforward	368	116
Gross deferred tax assets	1,414	1,066
Deferred tax liabilities:
Depreciation	(131)	(21)
Deferred loan costs/fees	(286)	(164)
Mortgage servicing rights	(280)
Net unrealized holdings gain on available-for-sale securities	(581)	(369)
Gross deferred tax liabilities	(1,278)	(554)
Net deferred tax asset	$ 136	$ 512